Financial assets at fair value through other comprehensive income - Summary of Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	$ 10,729,531	$ 5,923,047
Compensadora Electrónica S.A.
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	4,687,121	3,205,818
A3 Mercados S.A. (ex Mercado Abierto Electrónico S.A.)
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	4,294,797	1,330,984
Banco Latinoamericano de Exportaciones S.A.
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	1,310,020	968,160
Seguro de Depósitos S.A.
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	361,110	352,904
Others
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	76,483	65,181
TOTAL
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	$ 10,729,531	$ 5,923,047